Interests in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Interests in Subsidiaries [Abstract]
Schedule of Consolidated Financial Statements Incorporate the Assets, Liabilities

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiary in accordance with the accounting policy described in note 2:

		Ownership interest
Name	Principal place of business / Country of incorporation	2025%	2024%

Mobilicom Ltd (“Mobilicom Israel”)	Israel	100.00%	100.00%
Mobilicom Inc	United States	100.00%	100.00%